As filed with the Securities and Exchange Commission on May 10, 2011

Securities Act File No. 333-35832

Investment Company Act File No. 811-09917

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 15    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ☒

Amendment No. 16  ☒

(Check Appropriate Box or Boxes)

SENTINEL VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

One National Life Drive

Montpelier, Vermont 05604

(Address of Principal Executive Offices) (Zip Code)

(802) 229-3113

(Registrant’s Telephone Number, including Area Code)

Copy to:
Lisa Muller	John A. MacKinnon, Esq.
c/o Sentinel Asset Management, Inc.	Sidley Austin LLP
One National Life Drive	787 Seventh Avenue
Montpelier, Vermont 05604	New York, New York 10019

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on            pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, 10th day of May, 2011.

SENTINEL VARIABLE PRODUCTS TRUST (Registrant)

	By:	/s/ Christian W. Thwaites
Christian W. Thwaites
President & Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ Mehran Assadi	Chairman	May 10, 2011
Mehran Assadi

/s/ Christian W. Thwaites	President & Chief Executive Officer (Principal Executive Officer)	May 10, 2011
Christian W. Thwaites

/s/Thomas P. Malone	Vice President and Treasurer (Principal Financial Officer)	May 10, 2011
Thomas P. Malone

William D. McMeekin*	Trustee

William G. Ricker*	Trustee

Nancy F. Pope*	Trustee

* Lisa F. Muller signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 12 to the Registration Statement.

/s/ Lisa F. Muller	May 10, 2011
Lisa F. Muller